Other short-term borrowings- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term Debt, Maximum Month-end Outstanding Amount	$ 1,356	$ 391
Short-term Debt, Weighted Average Interest Rate	0.41%	0.35%
Short-term Debt, Average Outstanding Amount	$ 680	$ 149
Short Term Debt Weighted Average Interest Rate During Year	0.42%	0.55%